Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Disclosure of Other Current Assets

	Consolidated
	June 30, 2025	June 30, 2024
	A$	A$
Prepayments*	8,521,495	1,904,467
Security deposit	12,639	10,988
Accrued income	992,130	208,236
	9,526,264	2,123,691

*	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.